Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
FORM 5500 — SCHEDULE H, PART IV, LINE 4a —
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
For the Year Ended December 31, 2025

Check here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
X				$15,530,279*

* Represents late participant contributions and loan repayments for 2025 that were corrected in 2025, does not include related earnings of $685,719
* Voluntary Fiduciary Correction Program (VFCP)
* Prohibited Transaction Exemption (PTE) 2002-51